                                                                               .
                                                                               .
                                                                               .
                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                         July, 2007
Payment Date                                                                                                               8/15/2007
Transaction Month                                                                                                                  2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                              WEIGHTED AVG REMAINING
                                                                       DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                                     -----------------   ------------------   ----------------------
Initial Pool Balance                                                 $2,224,998,964.25              102,246              56.5 months

                                                                       DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                                     -----------------   ------------------   ----------------------
Original Securities:
   Class A-1 Notes                                                   $  466,000,000.00             5.34852%            July 15, 2008
   Class A-2a Notes                                                  $  300,000,000.00               5.420%           April 15, 2010
   Class A-2b Notes                                                  $  287,596,000.00    one-month LIBOR +           April 15, 2010
   Class A-3a Notes                                                  $  255,444,000.00               5.400%          August 15, 2011
   Class A-3b Notes                                                  $  294,000,000.00    one-month LIBOR +          August 15, 2011
   Class A-4a Notes                                                  $  144,330,000.00               5.470%            June 15, 2012
   Class A-4b Notes                                                  $  145,000,000.00    one-month LIBOR +            June 15, 2012
   Class B Notes                                                     $   59,759,000.00               5.600%         October 15, 2012
   Class C Notes                                                     $   39,840,000.00               5.800%        February 15, 2013
   Class D Notes                                                     $   39,839,000.00               7.050%        December 15, 2013
                                                                     -----------------
      Total                                                          $2,031,808,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                               $ 8,045,072.76
PRINCIPAL:
   Principal Collections                                                                                              $43,161,323.89
   Prepayments in Full                                                                                                $18,200,359.77
   Liquidation Proceeds                                                                                               $   171,696.35
   Recoveries                                                                                                         $         0.00
                                                                                                                      --------------
      SUB TOTAL                                                                                                       $61,533,380.01
                                                                                                                      --------------
COLLECTIONS                                                                                                           $69,578,452.77

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                              $   599,938.46
   Purchase Amounts Related to Interest                                                                               $     2,230.95
                                                                                                                      --------------
      SUB TOTAL                                                                                                       $   602,169.41
Clean-up Call                                                                                                         $         0.00

Reserve Account Draw Amount                                                                                           $         0.00
Net Swap Receipt -- Tranche A-2b                                                                                      $         0.00
Net Swap Receipt -- Tranche A-3b                                                                                      $         0.00
Net Swap Receipt -- Tranche A-4b                                                                                      $         0.00
                                                                                                                      --------------
AVAILABLE FUNDS                                                                                                       $70,180,622.18

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                         July, 2007
Payment Date                                                                                                               8/15/2007
Transaction Month                                                                                                                  2

III. DISTRIBUTIONS

                                                                                                         CARRYOVER      REMAINING
AVAILABLE FUNDS                                         CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                                         -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses                         $            0.00   $         0.00   $    0.00   $    0.00   $ 70,180,622.18
Indenture Trustee Fees and                              $            0.00   $         0.00   $    0.00   $    0.00   $ 70,180,622.18
Servicing Fee                                           $    1,803,104.36   $ 1,803,104.36   $    0.00   $    0.00   $ 68,377,517.82
Net Swap Payment -- Tranche A-2b                        $       19,173.06   $    19,173.06   $    0.00   $    0.00   $ 68,358,344.76
Net Swap Payment -- Tranche A-3b                        $        9,800.00   $     9,800.00   $    0.00   $    0.00   $ 68,348,544.76
Net Swap Payment -- Tranche A-4b                        $        7,250.00   $     7,250.00   $    0.00   $    0.00   $ 68,341,294.76
Swap Termination Payment                                $            0.00   $         0.00   $    0.00   $    0.00   $ 68,341,294.76
Interest - Class A-1 Notes                              $    1,801,433.79   $ 1,801,433.79   $    0.00   $    0.00   $ 66,539,860.97
Interest - Class A-2a Notes                             $    1,355,000.00   $ 1,355,000.00   $    0.00   $    0.00   $ 65,184,860.97
Interest - Class A-2b Notes                             $    1,277,405.57   $ 1,277,405.57   $    0.00   $    0.00   $ 63,907,455.40
Interest - Class A-3a Notes                             $    1,149,498.00   $ 1,149,498.00   $    0.00   $    0.00   $ 62,757,957.40
Interest - Class A-3b Notes                             $    1,310,750.00   $ 1,310,750.00   $    0.00   $    0.00   $ 61,447,207.40
Interest - Class A-4a Notes                             $      657,904.25   $   657,904.25   $    0.00   $    0.00   $ 60,789,303.15
Interest - Class A-4b Notes                             $      648,875.00   $   648,875.00   $    0.00   $    0.00   $ 60,140,428.15
First Priority Principal Payment                        $            0.00   $         0.00   $    0.00   $    0.00   $ 60,140,428.15
Interest - Class B Notes                                $      278,875.33   $   278,875.33   $    0.00   $    0.00   $ 59,861,552.82
Second Priority Principal Payment                       $    6,894,756.82   $ 6,894,756.82   $    0.00   $    0.00   $ 52,966,796.00
Interest - Class C Notes                                $      192,560.00   $   192,560.00   $    0.00   $    0.00   $ 52,774,236.00
Third Priority Principal Payment                        $   39,840,000.00   $39,840,000.00   $    0.00   $    0.00   $ 12,934,236.00
Interest - Class D Notes                                $      234,054.13   $   234,054.13   $    0.00   $    0.00   $ 12,700,181.87
Reserve Account Deposit                                 $            0.00   $         0.00   $    0.00   $    0.00   $ 12,700,181.87
Regular Principal Payment                               $  357,436,967.65   $12,700,181.87   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination                           $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                             $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor                          $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                            --------------
TOTAL                                                                       $70,180,622.18

                                                                              PRINCIPAL PAYMENT:
                                                                                 First Priority Principal Payment    $          0.00
                                                                                 Second Priority Principal Payment   $  6,894,756.82
                                                                                 Third Priority Principal Payment    $ 39,840,000.00
                                                                                 Regular Principal Payment           $ 12,700,181.87
                                                                                                                     ---------------
                                                                                 TOTAL                               $ 59,434,938.69

IV. NOTEHOLDER PAYMENTS

                                      NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                     ------------------------------   -----------------------------   ------------------------------
                                                      PER $1,000 OF                   PER $1,000 OF                    PER $1,000 OF
                                                         ORIGINAL                        ORIGINAL                         ORIGINAL
                                         ACTUAL          BALANCE          ACTUAL         BALANCE          ACTUAL          BALANCE
                                     --------------   -------------   -------------   -------------   --------------   -------------
Class A-1 Notes                      $59,434,938.69   $      127.54   $1,801,433.79   $        3.87   $61,236,372.48   $      131.41
Class A-2a Notes                     $         0.00   $        0.00   $1,355,000.00   $        4.52   $ 1,355,000.00   $        4.52
Class A-2b Notes                     $         0.00   $        0.00   $1,277,405.57   $        4.44   $ 1,277,405.57   $        4.44
Class A-3a Notes                     $         0.00   $        0.00   $1,149,498.00   $        4.50   $ 1,149,498.00   $        4.50
Class A-3b Notes                     $         0.00   $        0.00   $1,310,750.00   $        4.46   $ 1,310,750.00   $        4.46
Class A-4a Notes                     $         0.00   $        0.00   $  657,904.25   $        4.56   $   657,904.25   $        4.56
Class A-4b Notes                     $         0.00   $        0.00   $  648,875.00   $        4.48   $   648,875.00   $        4.48
Class B Notes                        $         0.00   $        0.00   $  278,875.33   $        4.67   $   278,875.33   $        4.67
Class C Notes                        $         0.00   $        0.00   $  192,560.00   $        4.83   $   192,560.00   $        4.83
Class D Notes                        $         0.00   $        0.00   $  234,054.13   $        5.88   $   234,054.13   $        5.88
                                     --------------                   -------------                   --------------
TOTAL                                $59,434,938.69                   $8,906,356.07                   $68,341,294.76

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        July, 2007
Payment Date                                                                                                              8/15/2007
Transaction Month                                                                                                                 2

V. NOTE BALANCE AND POOL INFORMATION

                                                    BEGINNING OF PERIOD                         END OF PERIOD
                                                          BALANCE               NOTE FACTOR        BALANCE              NOTE FACTOR
                                                    -------------------         -----------   -----------------         -----------
Class A-1 Notes                                     $    404,171,724.47           0.8673213   $  344,736,785.78           0.7397785
Class A-2a Notes                                    $    300,000,000.00           1.0000000   $  300,000,000.00           1.0000000
Class A-2b Notes                                    $    287,596,000.00           1.0000000   $  287,596,000.00           1.0000000
Class A-3a Notes                                    $    255,444,000.00           1.0000000   $  255,444,000.00           1.0000000
Class A-3b Notes                                    $    294,000,000.00           1.0000000   $  294,000,000.00           1.0000000
Class A-4a Notes                                    $    144,330,000.00           1.0000000   $  144,330,000.00           1.0000000
Class A-4b Notes                                    $    145,000,000.00           1.0000000   $  145,000,000.00           1.0000000
Class B Notes                                       $     59,759,000.00           1.0000000   $   59,759,000.00           1.0000000
Class C Notes                                       $     39,840,000.00           1.0000000   $   39,840,000.00           1.0000000
Class D Notes                                       $     39,839,000.00           1.0000000   $   39,839,000.00           1.0000000
                                                    -------------------         -----------   -----------------         -----------
TOTAL                                               $  1,969,979,724.47           0.9695698   $1,910,544,785.78           0.9403176
POOL INFORMATION
   Weighted Average APR                                                               4.370%                                  4.352%
   Weighted Average Remaining Term                                                    55.70                                   54.89
   Number of Receivables Outstanding                                                100,675                                  98,259
   Pool Balance                                                           $2,163,725,231.37                       $2,101,470,055.13
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,938,240,970.28                       $1,883,405,967.65
   Pool Factor                                                                    0.9724612                               0.9444814

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                          $ 11,124,994.82
Targeted Credit Enhancement Amount                                                                                  $ 21,014,700.55
Yield Supplement Overcollateralization Amount                                                                       $218,064,087.48
Targeted Overcollateralization Amount                                                                               $227,953,793.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $190,925,269.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                                            $11,124,994.82
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                     --------------
Ending Reserve Account Balance                                                                                       $11,124,994.82
Change in Reserve Account                                                                                            $         0.00

Specified Reserve  Balance                                                                                           $11,124,994.82

FORD CREDIT AUTO OWNER TRUST 2007-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        July, 2007
Payment Date                                                                                                              8/15/2007
Transaction Month                                                                                                                 2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                                    # OF RECEIVABLES        AMOUNT
                                                                                                    ----------------   -----------
Realized Loss                                                                                                    234   $121,857.77
(Recoveries)                                                                                                       0   $      0.00
                                                                                                                       -----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                               $121,857.77
Cumulative Net Losses Last Collection                                                                                  $  8,263.70
                                                                                                                       -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                                       $130,121.47

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                             0.07%

DELINQUENT RECEIVABLES:

                                                                         % OF EOP POOL BALANCE    # OF RECEIVABLES           AMOUNT
                                                                         ---------------------    ----------------   --------------
31-60 Days Delinquent                                                                     0.71%                673   $14,993,834.08
61-90 Days Delinquent                                                                     0.05%                 50   $ 1,130,849.07
91-120 Days Delinquent                                                                    0.00%                  0   $         0.00
Over 120 Days Delinquent                                                                  0.00%                  1   $    11,951.85
                                                                                          ----                 ---   --------------

TOTAL DELINQUENT RECEIVABLES                                                              0.77%                724   $16,136,635.00

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                            44   $ 1,048,253.16
Total Repossesed Inventory                                                                                      43   $ 1,138,357.25

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                           0.0000%
Preceding Collection Period                                                                                                  0.0045%
Current Collection Period                                                                                                    0.0686%
Three Month Average                                                                                                          0.0000%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                           0.0000%
Preceding Collection Period                                                                                                  0.0010%
Current Collection Period                                                                                                    0.0519%
Three Month Average                                                                                                          0.0000%